Subsequent Events (Details) (USD $)	0 Months Ended			3 Months Ended						0 Months Ended
	Mar. 20, 2013	Feb. 04, 2013	Dec. 28, 2012	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Aug. 19, 2014
Subsequent Event [Line Items]
Date dividends to be paid	Jun. 28, 2013	Mar. 25, 2013	Dec. 28, 2012	Jun. 24, 2014	Mar. 12, 2014	Dec. 23, 2013	Sep. 24, 2013	Dec. 14, 2012	Sep. 19, 2012
Subsequent Event [Member] | Dividends declared [Member]
Subsequent Event [Line Items]
Dividends declared (in dollars per share)										$ 0.30
Dividends per share to be paid quarterly (in dollars per share)										$ 0.075
Date of stockholders of record										Sep. 10, 2014
Date dividends to be paid										Sep. 24, 2014